LONG-TERM DEBT - Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
LONG-TERM DEBT
Interest on Notes	$ 91,147	$ 87,100
Stand-by fees on credit facilities	5,862	5,811
Amortization of credit facilities, financing and note issuance costs	2,800	2,671
Interest on Credit Facility	1,270	310
Accretion expense on reclamation provisions	5,715	7,107
Interest on lease obligations, other interest and penalties	2,336	1,521
Interest capitalized to assets under construction	(4,048)	(7,953)
Total finance costs	$ 105,082	$ 96,567
Capitalization rate (as a percent)	1.31%	1.33%